6. RISKS (Tables)	12 Months Ended
Dec. 31, 2019
Risks
Exposure to the price risk
	Increase of the result for the year
Financial assets	12.31.2019	12.31.2018
Shares	2	1
Government securities	11	30
Investment funds	24	11
Variation of the result of the year	37	42

Borrowings classified by interest rate
	12.31.2019	12.31.2018
Fixed interest rate:
Argentinian pesos	143	15
U.S dollar	1,687	1,861
Subtotal loans granted at a fixed interest rate	1,830	1,876

Floating interest rates:
Argentinian pesos	10	108
U.S dollar	64	131
Subtotal loans granted at a floating interest rate	74	239

Non interest accrued
U.S dollar	17	30
Argentinian pesos	26	32
Subtotal no interest accrued	43	62
Total borrowings	1,947	2,177

Expected credit loss on trade receivables and financial assets rates
12.31.2019	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Generation	0.10%	0.35%	1.99%	2.95%	4.03%	5.59%	9.79%	16.13%
Oil and Gas	0.53%	1.49%	9.45%	18.03%	18.50%	18.81%	18.90%	18.92%
Distribution of energy	3.00%	3.00%	8.00%	18.00%	20.00%	45.00%	72.00%	72.00%
Petrochemicals	0.39%	0.73%	6.88%	16.66%	25.32%	29.59%	30.97%	43.05%
Holding	1.85%	2.81%	6.84%	17.15%	26.77%	43.21%	49.89%	65.29%

12.31.2018	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Generation	0.04%	0.09%	2.62%	3.39%	9.37%	13.56%	19.82%	28.88%
Oil and Gas	2.20%	4.42%	11%	20.42%	42.85%	47.32%	49.20%	56.32%
Distribution of energy	8.00%	8.00%	12.00%	19.00%	26.00%	59.00%	69.00%	69.00%
Petrochemicals	0.03%	0.08%	1.41%	4.98%	11.52%	20.36%	24.91%	25.24%
Holding	0.96%	1.25%	2.03%	2.85%	19.86%	26.41%	32.95%	32.97%

In 2017 fiscal year, the calculation of the loss allowance for trade receivables and other receivables was assessed based on the incurred loss model, and considered the existence of objective evidence of default for the recognition of losses in the statement of comprehensive income. The expected credit loss as of January 1, 2018 (IFRS 9 amended adoption date) was determined based on credit loss rates calculated for days past due detailed below:

Rates	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+180 days
Distribution of energy	8.00%	8.00%	12.00%	19.00%	26.00%	59.00%	69.00%	69.00%
Rest of business segments	0.32%	0.93%	8.11%	19.61%	35.69%	45.63%	59.00%	63.01%

Loss allowance for financial assets and other receivables
	Financial assets	Other receivables
Loss allowance under IAS 39 as of 12.31.2017	22	7
Adjustment to the opening balance of retained earnings	4	(1)
Loss allowance calculated under IFRS 9 as of 01.01.2018	26	6

Liquidity index
	12.31.2019	12.31.2018

Current assets	1,362	1,521
Current liabilities	854	1,182

Index	1.59	1.29

Financial liabilities contractual undiscounted cash flows maturity
As of December 31, 2019	Trade and other payables (1)	Borrowings	Total
Less than three months	-	95	95
Three months to one year	454	188	642
One to two years	11	288	299
Two to five years	70	834	904
More than five years	9	1,233	1,242
Total	544	2,638	3,182

As of December 31, 2018	Trade and other payables	Borrowings	Total
Less than three months	331	112	443
Three months to one year	534	318	852
One to two years	9	242	251
Two to five years	3	892	895
More than five years	-	977	977
Total	877	2,541	3,418

(1) Includes Lease Liabilities (see Note 18.1.2)

Financial leverage ratios
	12.31.2019	12.31.2018
Total borrowings	1,947	2,177
Less: cash and cash equivalents, and financial assets at fair value through profit and loss	(590)	(646)
Net debt	1,357	1,531
Total capital attributable to owners	3,274	2,897
Leverage ratio	41.45%	52.85%